As filed with the U.S. Securities and Exchange Commission on January 31, 1997 Registration Nos. 333-02205 and 811-07583



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 5

                          REPUBLIC ADVISOR FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                3435 Stelzer Road, Columbus, Ohio  43219-3035
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (614) 470-8000

                               George O. Martinez
             3435 Stelzer Road, Columbus, Ohio  43219-3035
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Allan S. Mostoff, Esq.
        Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005



[X] It is proposed that this filing will become effective on February 14, 1997 pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has previously registered an indefinite number of its shares of beneficial interest (par value $0.01 per share) under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed the notice required by Rule 24f-2 with respect to its series, Republic Fixed Income Fund, Republic International Equity Fund and Republic Small Cap Equity Fund, for their fiscal years ending October 31, 1996 on December 23, 1996.

     Republic Portfolios has also executed this Registration Statement.

CROSS REFERENCE SHEET
PART A; INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER                                   PROSPECTUS CAPTION

Item 1.           Cover Page                  Cover Page

Item 2.           Synopsis                    Highlights

Item 3.           Condensed Financial         Financial Highlights
                  Information

Item 4.           General Description of      Investment Objective
                  Registrant                    and Policies; Additional
                                                Risk Factors and Policies;
                                                Special Information Concerning
                                                the Two-Tier Fund Structure

Item 5.           Management of the Fund      Management of the Trust and
                                                Portfolio Trust

Item 5A.          Management's Discussion     Not Applicable
                  of Fund Performance

Item 6.           Capital Stock and Other     Dividends and
                  Securities                   Distributions; Tax Matters;
                                               Description of
                                               Shares, Voting Rights and
                                               Liabilities

Item 7.           Purchase of Securities      Purchase of Shares;
                  Being Offered               Determination of Net
                                               Asset Value

Item 8.           Redemption or Repurchase    Redemption of Shares

Item 9.           Legal Proceedings           Not Applicable

PART B; INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

                                                  Statement of Additional
ITEM NUMBER                                       INFORMATION CAPTION

Item 10.          Cover Page                      Cover Page

Item 11.          Table of Contents               Table of Contents

Item 12.          General Information and         Not Applicable
                  History

Item 13.          Investment Objectives and       Investment Objective,
                  Policies                         Policies and Restrictions

Item 14.          Management of the Registrant    Management of the Trust and
                                                   Portfolio Trust

Item 15.          Control Persons and             Management of the Trust and
                  Principal Holders of             Portfolio Trust
                  Securities

Item 16.          Investment Advisory and         Management of the Trust and
                  Other Services                   Portfolio Trust

Item 17.          Brokerage Allocation            Portfolio Transactions

Item 18.          Capital Stock and Other         Other Information
                  Securities

Item 19.          Purchase, Redemption and        Determination of Net Asset
                  Pricing of Securities Being      Value; See also:
                  Offered                          Prospectus - Purchase of
                                                   Shares; Prospectus -
                                                   Redemption of Shares;
                                                   Prospectus - Determination
                                                   of Net Asset Value

Item 20.          Tax Status                      Taxation

Item 21.          Underwriters                    Management of the Trust and
                                                   the Portfolio Trust

Item 22.          Calculation of Performance      Performance Information;
                  Data                             See also: Prospectus --
                                                   Performance Information

Item 23.          Financial Statements            Financial Statements

PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.


EXPLANATORY NOTE

This Post-Effective Amendent No. 3 to the Registration Statement of Republic Advisor Funds Trust is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 2 which was filed on November 26, 1996. Accordingly, Post-Effective Amendment No. 2 is incorporated in its entirety into this filing.

PART C

ITEM 24.  FINANCIAL STATEMENTS.

(a)  Financial Statements.

     To be filed by amendment.

(b) Exhibits

1. Declaration of Trust; Establishment and designation of series for Republic Fixed Income Fund, Republic International Equity Fund, and Republic Small Cap Equity Fund.2

2.    By-Laws.1

6 Master Distribution Contract, with supplements regarding Republic Fixed Income Fund, Republic International Equity Fund and Republic Small Cap Equity Fund.2

6(b). Master Administrative Services Contract, with supplements regarding
      Republic Fixed Income Fund, Republic International Equity Fund and Republc Small Cap Equity Fund.2

10.   Opinion of counsel.2

11.   Not applicable.

16.   Schedule for computation of performance quotations.2

17.   Not applicable.

19.   Powers of attorney for Trustees and officers.3
-----------------
1 Incorporated herein by reference from the registration statement on Form N-1A of the Registrant (File No. 333-2205) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on April 3, 1996.

2 Incorporated herein by reference from pre-effective amendment no. 1 to the Registration Statement as filed with the SEC on June 24, 1996.

3 Incorporated herein by reference from pre-effective amendment no. 2 to the Registration Statement as filed with the SEC on July 31, 1996.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of October 31, 1996, the number of holders of shares of beneficial interest (par value $0.01 per share) of each Fund was as follows:

Republic Fixed Income Fund: 44.
Republic International Equity Fund: 102.
Republic Small Cap Equity Fund: 93.

ITEM 27. INDEMNIFICATION

     Reference is hereby made to Article V of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable.

     If a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     (a) Republic National Bank of New York ("Republic") acts as investment adviser to Republic Funds and Republic Advisor Funds Trust, and is a subsidiary of Republic New York Corporation ("RNYC"), 452 Fifth Avenue, New York, New York 10018, a registered bank holding company. Republic's directors and principal executive officers, and their business and other connections for at least the past two years, are as follows (unless otherwise noted by footnote, the address of all directors and officers is 452 Fifth Avenue, New York, New York 10018):

NAME --  BUSINESS AND OTHER CONNECTIONS

KURT ANDERSEN
Vice Chairman and a Director of Republic New York Corporation ("RNYC") and Republic Bank.

ANTHONY G. CHAPPELL
Executive Vice President and Director of Republic Bank.

CYRIL  S.  DWEK
Vice Chairman of the Board and Director of Republic Bank and RNYC.

ERNEST GINSBERG
Vice Chairman of the Board and Director of RNYC and Republic Bank.

NATHAN HASSON
Vice Chairman of the Board, Director and Treasurer of Republic Bank and Vice Chairman of the Board and Director of RNYC.

JEFFREY C.  KEIL
President and Director of RNYC and Vice Chairman of the Board and Director of Republic Bank.

PETER KIMMELMAN
A private investor and a Director of RNYC and Republic Bank.(1)

PAUL L. LEE
Executive Vice President and Director of Republic Bank;
Executive Vice President and General Counsel of RNYC.

LEONARD LIEBERMAN
Director of various companies, including Consolidated Cigar Corporation and Outlet Communications, Inc.; Director of RNYC and Republic Bank.

WILLIAM C.  MACMILLEN, JR.
President, William C. MacMillen & Co., Inc. (Investment Banking) and a Director of RNYC and Republic Bank.(2)

PETER J. MANSBACH
Director and Chairman of the Executive Committee of Republic Bank and RNYC.

MARTIN  F.  MERTZ
Director of RNYC and Republic Bank.

CHARLES G.  MEYER, JR.
President of Cord Meyer Development Co. and Director of Republic Bank.(3)

JAMES L.  MORICE
Partner in the management consulting and executive search firm of Mirtz Morice, Inc. and a Director of RNYC and Republic Bank.(4)

E.  DANIEL MORRIS
President, Corsair Capital Corporation and Director of RNYC.

DR. JANET L.  NORWOOD
Senior Fellow at The Urban Institute (research organization); Director of RNYC and Republic Bank.

JOHN A. PANCETTI
Director of RNYC and Republic Bank.

VITO S.  PORTERA
Vice Chairman of the Board, and a Director of RNYC and Republic Bank. Also, Chairman of the Board of Republic International Bank of New York, the Florida Edge Act subsidiary of Republic Bank.

WILLIAM P. ROGERS
Partner, Rogers & Wells and Director of RNYC and Republic Bank.

SILAS SAAL
Vice Chairman and Director of Republic Bank and RNYC; Chief Trading Officer of Republic Bank.

DOV C. SCHLEIN
President and Chief Operating Officer of Republic Bank, and a Director of RNYC and Republic Bank.

RICHARD C. SPIKERMAN
Executive Vice President and Director of Republic Bank.

JOHN TAMBERLANE
Director of Republic Bank; President of the Consumer Bank Division of Republic Bank.

WALTER  H.  WEINER
Chairman of the Board, Director and Chief Executive Officer of Republic Bank and RNYC.

GEORGE T. WENDLER
Vice Chairman and Director of Republic Bank; Senior Credit Officer of Republic Bank.

PETER WHITE
Senior Consultant and a Director of RNYC and Republic Bank.

-----------------------------------
(1) 1270 Avenue of the Americas, Suite 3010, New York  10020.
(2) 254 Victoria Place, Lawrence, New York  11559.
(3) 111-15 Queens Boulevard, 2nd Floor, Forest Hills, New York,
    New York  11375.
(4) One Dock Street, Stamford, CT  06902


ITEM 29.   PRINCIPAL UNDERWRITER

     (a) BISYS Fund Services (the "Sponsor") and its affiliates serve as distributor and administrator for other registered investment companies.

     (b) The information required by this Item 29 with respect to each director or officer of the Sponsor is hereby incorporated herein by reference from Form BD as filed by the Sponsor pursuant to the Securities Exchange Act of 1934 (File No. 8-32480).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: Republic National Bank of New York, 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035; and Investors Bank & Trust Company, N.A., 89 South Street, Boston, Massachusetts 02111.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (b) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the latter of the effective date of this registration statement or the date that shares of Republic Fixed Income Fund, Republic International Equity Fund, and Republic Small Cap Equity Fund are publicly offered. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practible to the date to the filing of the amendment

     (c) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Republic Advisor Funds Trust has caused this post-effective amendment to its registration statement (the "Registration Statement") on Form N-1A (File Nos. 333-02205 and 811-07583) to be signed on its behalf by the undersigned, thereto duly authorized in Ireland on the 31st day of January, 1997.



REPUBLIC ADVISOR FUNDS TRUST

By /S/ GEORGE O. MARTINEZ**
   ---------------------------
   George O. Martinez
   President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on January 31, 1997.



/s/ GEORGE O. MARTINEZ**
--------------------------
George O. Martinez
President

/s/ ADRIAN WATERS
--------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer

ALAN S. PARSOW*
--------------------------
Alan S. Parsow
Trustee

LARRY M. ROBBINS*
--------------------------
Larry M. Robbins
Trustee

MICHAEL SEELY*
--------------------------
Michael Seely
Trustee

FREDERICK C. CHEN*
--------------------------
Frederick C. Chen
Trustee


*By /s/ DAVID J. HARRIS
    --------------------------
    David J. Harris,
    as attorney-in-fact pursuant to a power of attorney filed as Exhibit 19 to post-effective amendment No. 2.

**By /s/ Adrian Waters
    --------------------------
    Adrian Waters,
    as attorney-in-fact pursuant to a power of attorney filed as Exhibit 19 to post-effective amendment No. 2.

     Republic Portfolios (the "Portfolio Trust") has duly caused this post-effective amendment to the registration statement (the "Registration Statement") on Form N-1A (File No. 333-02205) of Republic Advisor Funds Trust to be signed on its behalf by the undersigned, thereto duly authorized in Ireland on the 31st day of January, 1997.



REPUBLIC PORTFOLIOS

By GEORGE O. MARTINEZ**
   --------------------------
   George O. Martinez
   President


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement on Form N-1A of Republic Advisor Funds Trust has been signed below by the following persons in the capacities indicated on January 31, 1997.


GEORGE O. MARTINEZ**
--------------------------
George O. Martinez
President of the Portfolio Trust

/s/ ADRIAN WATERS
--------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer of the Portfolio Trust

ALAN S. PARSOW*
--------------------------
Alan S. Parsow
Trustee of the Portfolio Trust

LARRY M. ROBBINS*
--------------------------
Larry M. Robbins
Trustee of the Portfolio Trust

MICHAEL SEELY*
--------------------------
Michael Seely
Trustee of the Portfolio Trust

FREDERICK C. CHEN*
--------------------------
Frederick C. Chen
Trustee of the Portfolio Trust


*By /S/ DAVID J. HARRIS
    --------------------------
    David J. Harris
    as attorney-in-fact pursuant to a power of attorney filed as Exhibit 19 to post-effective amendment No. 2.

** By /S/  ADRIAN WATERS
    --------------------------
    Adrian Waters,
    as attorney-in-fact pursuant to a power of attorney filed as Exhibit 19 to post-effective amendment No. 2.